Organization and Principal Activities (Details)	12 Months Ended
Mar. 31, 2026
Mint Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 18, 2023
CKL Holding Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 27, 2023
Axonex Intelligence Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Jan. 10, 2025
Percentage of issued share	60.00%
Grand Engineering and Construction Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Feb. 10, 2025
Aspiration Group Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 05, 2025
Aspiration X Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 03, 2025
Axonex Intelligence Pte. Ltd. [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 24, 2025
Axonex Robotics Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 30, 2025
Spark Interiors Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec. 23, 2025
Axonex Automation Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 03, 2026
AIMO (HK) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of issued share	40.00%